PROPERTY, PLANT AND EQUIPMENT - Useful Life (Details)	6 Months Ended
Jun. 30, 2019
Building and building improvements | Bottom of range
Disclosure of detailed information about property, plant and equipment [line items]
Useful life (in years)	5 years
Building and building improvements | Top of range
Disclosure of detailed information about property, plant and equipment [line items]
Useful life (in years)	50 years
Land improvements | Bottom of range
Disclosure of detailed information about property, plant and equipment [line items]
Useful life (in years)	13 years
Land improvements | Top of range
Disclosure of detailed information about property, plant and equipment [line items]
Useful life (in years)	15 years
Furniture, fixtures and equipment | Bottom of range
Disclosure of detailed information about property, plant and equipment [line items]
Useful life (in years)	2 years
Furniture, fixtures and equipment | Top of range
Disclosure of detailed information about property, plant and equipment [line items]
Useful life (in years)	15 years